Leases	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases
(6)	Leases

(a)	Lessor

The Company’s lease rental income for the three months ended March 31, 2020 and 2019 were as follows:

	Three Months Ended March 31,
	2020			2019
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$115,803	$14,514	$130,317	$118,283	$25,070	$143,353
Interest income on net investment in finance leases	5,284	—	5,284	2,997	—	2,997
Interest income on container leaseback financing receivable	4,006	—	4,006	—	—	—
Variable lease revenue	4,979	892	5,871	7,693	1,483	9,176
Total lease rental income	$130,072	$15,406	$145,478	$128,973	$26,553	$155,526

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling loss recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $9 and $297 for the three months ended

March 31, 2020 and 2019, respectively, are included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of comprehensive (loss) income.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of March 31, 2020:

	Owned	Managed	Total
Twelve months ending March 31:
2021	$301,863	$35,638	$337,501
2022	229,468	20,669	250,137
2023	183,212	10,418	193,630
2024	136,845	8,174	145,019
2025 and thereafter	173,359	13,549	186,908
Total future minimum lease payments receivable	$1,024,747	$88,448	$1,113,195

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases, which are reported in the Company’s condensed consolidated balance sheets as of March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Future minimum lease payments receivable	$460,664	$385,589
Residual value of containers	11,122	11,143
Less: unearned income	(133,086)	(101,429)
Net investment in finance leases (1)	$338,700	$295,303
Less: Allowance for credit losses	(987)	—
Net investment in finance leases, net	$337,713	$295,303
Amounts due within one year	$40,164	$40,940
Amounts due beyond one year	297,549	254,363
Net investment in finance leases, net	$337,713	$295,303

(1) As of March 31, 2020, two major customers represented 54.0% and 14.0% of the Company’s finance leases portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance leases portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of March 31, 2020 and December 31, 2019.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement. Under the provisions of Topic 842, these transactions from an accounting perspective are accounted for as financing transactions.

The components of the container leaseback financing receivable, which are reported in the Company’s condensed consolidated balance sheets as of March 31, 2020 and December 31, 2019 were as follows:

	March 31, 2020	December 31, 2019
Future minimum payments receivable	$368,869	$377,917
Less: unearned income	(102,232)	(106,259)
Container leaseback financing receivable (1)	266,637	$271,658
Less: Allowance for credit losses	(469)	—
Container leaseback financing receivable, net	$266,168	$271,658
Amounts due within one year	20,661	20,547
Amounts due beyond one year	245,507	251,111
Container leaseback financing receivable, net	$266,168	$271,658

(1) As of March 31, 2020, two customers represented 83.4% and 16.6% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.

The following is a schedule, by year, of future minimum payments receivable under the net investment in finance leases and container leaseback financing receivable as of March 31, 2020:

Twelve months ending March 31:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2021	$61,638	$36,017	$97,655
2022	72,151	36,017	108,168
2023	50,390	36,017	86,407
2024	43,788	36,116	78,290
2025 and thereafter	232,697	224,702	459,013
Total future minimum lease payments receivable	$460,664	$368,869	$829,533

See Note 2 (h) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition”, Note 2 (i) “Accounting Policies and Recent Accounting Pronouncements – Allowance for Credit Losses”, Note 4 “Managed Container Fleet” and Note 7 “Allowance for Credit Losses” for further information.

(b)	Lessee

Right-of-use (“ROU”) lease assets and lease liability are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of March 31, 2020 and December 31, 2019, ROU operating lease assets amounted to $10,888 and $11,276, respectively, which were reported in “other assets” in the condensed consolidated balance sheets.

As of March 31, 2020 and December 31, 2019, total lease liabilities amounted to $13,256 and $13,736, respectively, of which amounts due within one year of $1,719 and $1,706 were reported in “other liabilities – current.” As of March 31, 2020 and December 31, 2019, long-term lease obligations that are due beyond one year of $11,537 and $12,030, respectively, were reported in “other liabilities – non-current” in the condensed consolidated balance sheets.

Operating lease expense is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the condensed consolidated statements of comprehensive (loss) income. Other information related to the Company's operating leases are as follows:

	Three Months Ended March 31,
	2020	2019
Operating lease cost	$527	$532
Short-term and variable lease cost	31	8
Total rent expense	$558	$540

Cash paid for amounts included in the measurement of lease liabilities	$623	$534

	March 31, 2020	December 31, 2019
Weighted-average remaining lease term	5.3 years	5.4 years
Weighted-average discount rate	4.76%	4.17%

Future minimum lease payment obligations under the Company’s noncancelable operating leases at March 31, 2020 were as follows:

Operating Leases
Twelve months ending March 31:
2021	$2,184
2022	2,133
2023	2,055
2024	2,119
2025 and thereafter	6,852
Total minimum lease payments	15,343
Less imputed interest	(2,087)
Total present value of operating lease liabilities	$13,256